FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ 7	$ 9	$ 4
Impact of 10% increase on net income (loss)	(7)	(9)	(4)
Impact of 10% decrease on partnership capital	106	32
Impact of 10% increase on partnership capital	(106)	(32)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(1)	1	2
Impact of 10% increase on net income (loss)	1	(1)	(2)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	8	11	5
Impact of 10% increase on net income (loss)	(8)	(11)	(5)
Impact of 10% decrease on partnership capital	79	27
Impact of 10% increase on partnership capital	(79)	(27)
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	(1)	(1)
Impact of 10% increase on net income (loss)	0	1	1
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	1	1
Impact of 10% increase on net income (loss)	(1)	(1)	(1)
Impact of 10% decrease on partnership capital	0	6
Impact of 10% increase on partnership capital	0	(6)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	17	18	15
Impact of 10% increase on net income (loss)	(17)	(18)	(15)
Impact of 10% decrease on partnership capital	125	154
Impact of 10% increase on partnership capital	(125)	(154)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	21	13	4
Impact of 10% increase on net income (loss)	(21)	(13)	(4)
Impact of 10% decrease on partnership capital	37	69
Impact of 10% increase on partnership capital	(37)	(69)
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on partnership capital	11	10
Impact of 10% increase on partnership capital	(11)	(10)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	0	(3)
Impact of 10% increase on net income (loss)	0	0	3
Impact of 10% decrease on partnership capital	34	49
Impact of 10% increase on partnership capital	(34)	(49)
NZD & Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	2	0	(1)
Impact of 10% increase on net income (loss)	$ (2)	$ 0	$ 1